Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares [Member]
Numerator:
Net loss	$ (1,015,111)	$ (1,147)	$ (2,030,703)	$ (431,493)	$ (138,342)	$ (1,360,510)
Denominator:
Basic weighted average shares	2,080,915	23,000,000	2,242,476	23,000,000	4,011,628	19,398,096
Basic net loss per share	$ (0.49)	$ 0	$ (0.91)	$ (0.02)	$ (0.03)	$ (0.07)
Class B Ordinary Shares [Member]
Numerator:
Net loss	$ (2,804,963)	$ (287)	$ (5,206,988)	$ (107,873)	$ (174,932)	$ (403,283)
Denominator:
Basic weighted average shares	5,750,000	5,750,000	5,750,000	5,750,000	5,072,674 [1]	5,750,000 [1]
Basic net loss per share	$ (0.49)	$ 0	$ (0.91)	$ (0.02)	$ (0.03)	$ (0.07)

[1]	In August 2021, the Sponsor surrendered 1,437,500 Class B ordinary shares for no consideration, resulting in an aggregate of 5,750,000 Class B ordinary shares outstanding. All share and per-share amounts have been retroactively restated to reflect the share surrender (see Note 5).